Cover	Sep. 17, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2021
Entity File Number	333-191725
Entity Registrant Name	REGEN BIOPHARMA, INC.
Entity Central Index Key	0001589150
Entity Tax Identification Number	45-5192997
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One
Entity Address, Address Line Two	711 S. Carson Street
Entity Address, Address Line Three	Suite 4
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89791
City Area Code	619
Local Phone Number	(619) 722 5505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	None
Entity Emerging Growth Company	false